COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2021
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

25.COMMITMENTS AND CONTINGENCIES

(a)    Purchase Commitments

As of December 31, 2021, the Group had outstanding purchase commitments in relation to bandwidth and cloud infrastructure of RMB 687,000 (US$ 108,000).

(b)    Contingencies

Litigations related with a subsidiary of BFSMC, SXHT

In October 2017, SXHT filed a lawsuit against Xin Run in the Shunyi District Court of Beijing requesting Xin Run pay overdue rent and the relating interest. In June 2019, the second instance of this case has been completed. The court has sentenced in support of the plaintiff that Xin Run should pay overdue rent from October 2017 to June 2018 in an amount equal to RMB64.8 million and the relevant interest thereon. SXHT has applied to the competent court for compulsory execution of the court decision. In August 2019, the IDC buildings (1#,2#,4#,7#,8#,9#,10#) and their related land use right have been sealed up by court. Xin Run has filed an application for suspension of such compulsory execution. As of December 31, 2021, the case has been filed for retrial.

In June 2019, SXHT filed another lawsuit against Xin Run in the Shunyi District Court of Beijing requesting Xin Run pay overdue rent from July 2018 to March 2019 with total amount of RMB64.8 million and the relating interest. Xin Run has filed an application for suspension of such lawsuit. On March 8, 2020, XinRun sent an application for suspension of execution to the court. As of December 31, 2021, the case has been withdrawn by SXHT.

25.COMMITMENTS AND CONTINGENCIES (CONTINUED)

(b)    Contingencies (continued)

In August 2017, Xin Run, initiated a lawsuit against SXHT in Beijing. Xin Run sought the payment of remaining purchase price in the amount of RMB105.6 million and the related interest. In September 2017, SXHT filed the statement of defense and made a counterclaim, claiming, among others, the late delivery penalties and relating losses in the total amount of approximately RMB50.5 million up to September 12, 2017. In addition, Xin Run’s bank deposits and other assets in a total amount of approximately RMB50.5 million were sealed up, distrained or frozen by the court. On April 24, 2018, Xin Run amended its claim requesting, among other things, the defendant pay the additional purchase price of RMB96 million, damages for breach of contract in an amount of RMB14.4 million and the related interest of RMB8.86 million. On December 31, 2019, the court sentenced that the original equity transfer agreement with SXHT is invalid and both parties should return the money received.

In January 2020, Xin Run appealed to higher court to request that a) SXHT to should pay the interest for the RMB 82.68 million rental it has received from the date such fund was paid by Xin Run at annualized interest rate of 4.35% in the amount of RMB 13.34 million up to January 17, 2020, b) SXHT should return business license of Beijing Zhao Du to Xin Run, c) the unpaid rental balance due to SXHT should be also waived, as the lease back agreement were signed based on the original equity transfer agreement, which was sentenced by court as invalid. And that the sentence, including the compulsory execution made the June 2019 relating to the overdue rental payment should also be withdrawn. In January 2020, SXHT also appealed to higher court to request Xin Run to pay interest for the RMB 672 million consideration from the date such fund was paid to Xin Run at annualized interest rate of 9%, in the total amount of RMB263.79 million up to December 31, 2019. As of December 31, 2021, the second instance of this case has been completed. The court final sentenced that the original equity transfer agreement with SXHT is invalid and both parties should return the money received without interest.

In 2021, as the final judgement sentenced, the liabilities of RMB128.89 million recorded for the penalty in the balance sheet under other payables shall be not payable. The management reversed the penalty accrual and recorded the gain in other income.

Other litigations

We and certain of our current and former officers and directors have been named as defendants in a shareholder class action lawsuit filed in the U.S. District Court for the Central District of California (the “Central California District Court”): William Likas v. ChinaCache International Holdings Ltd. et al, Civil Action No. 2:2019-cv-06942 (C.D. Cal.) (filed on August 9, 2019). The action—purportedly brought on behalf of a class of persons who allegedly suffered damages as a result of their trading activities related to the our ADSs from April 10, 2015 to May 17, 2019—alleges that certain of the our public statements and filings contained materially false and misleading statements or omissions in violation of U.S. securities laws. On October 2, 2019, the Central California District Court appointed a group of two purported shareholders of us as the Lead Plaintiff of the class. On December 15, 2020, the parties reached an agreement to a stipulation and agreement of settlement to settle this purported class action. On April 26, 2021, the court granted preliminary approval of the settlement and scheduled a settlement hearing on August 27, 2021.  On March 14, 2022, the Central California District Court entered an order and final judgment approving the agreement of settlement.

In June 2019, a computer company filed a lawsuit against Xin Run in the Beijing Shunyi District People’s Court, requesting Xin Run to pay overdue construction fees and relevant interest in a total amount of approximately RMB74.6 million. In September 2021, the court ruled that Xin Run should pay overdue construction fees in a total amount of approximately RMB54.42 million, the interests accrued thereon and the relevant costs of legal proceedings. Such computer company has applied to the competent court for compulsory execution of the foregoing court decision. As of Decmber 31,2021, the Company has accrued the amount as other payables.

25.COMMITMENTS AND CONTINGENCIES (CONTINUED)

(b)    Contingencies (continued)

In June 2019, such computer company filed another lawsuit against Xin Run in the Beijing Haidian District People’s Court, requesting Xin Run to pay overdue equipment purchase payment and relevant interest in a total amount of approximately RMB40.8 million. Xin Run filed a motion to dismiss the case for lack of jurisdiction, which was granted by the court and the jurisdiction of this lawsuit has been changed to Beijing Chaoyang District People’s Court. In October 2021, the court ruled that Xin Run should pay overdue equipment purchase payment, the relevant examination fees and the interests accrued thereon in a total amount of approximately RMB34.12 million, as well as the costs of legal proceedings. Such computer company has applied to the competent court for compulsory execution of the foregoing court decision. As of Decmber 31,2021, the Company has accrued the amount as other payables.

In December 2019, a technology company filed a lawsuit against Xin Run in the Beijing Shunyi District People's Court, requesting Xin Run to pay overdue fees of approximately RMB38.0 million, relevant interest and costs of legal proceedings. Xin Run filed a motion to dismiss for lack of jurisdiction in January, 2020, which was granted by the court. As of March 2021, the case has been withdrawn by such technology company.

In December 2019, another technology company filed a lawsuit against Xin Run in Beijing Shunyi District People’s Court, for the alleged non-payment of construction fees of RMB65.2 million and the relating interest of RMB7.5 million. As of December 31, 2020, The Company has accrued most of the amount as other payables amounting to approximately RMB43.96 million.  In September 2021, the court ruled that Xin Run should pay overdue construction fees and the interests accrued thereon in a total amount of approximately RMB74.81 million, as well as the costs of legal proceedings. Such technology company has applied to the competent court for compulsory execution of the court judgement. The Company is currently unable to assess the likely outcomes of such proceedings. Therefore, no provision has been made for this case.

In January 2020, a technology company filed a lawsuit against Beijing Blue I.T.in the Beijing Chaoyang District People’s Court, requesting Beijing Blue I.T. to pay overdue fees of approximately RMB38.6 million, relevant interest and costs of legal proceedings. The court ruled that Beijing Blue I.T. should pay overdue fees of approximately RMB38.6 million and the relevant interests thereof, together with the costs of legal proceedings. We appealed such court judgement to higher court, but our appeal has been dismissed. Such technology company has applied to the competent court for compulsory execution of the court judgement. The Company has accrued most of the amount as accounts payable of approximately RMB 28.9 million. Management is of the view that these proceedings are at preliminary stages, and it is impossible at this stage to properly evaluate the outcome.

25.COMMITMENTS AND CONTINGENCIES (CONTINUED)

(b)    Contingencies (continued)

In March 2020, a technology company filed a lawsuit against Beijing Blue I.T. in the Hangzhou Internet Court, requesting Beijing Blue I.T. to pay overdue fees of approximately RMB15.4 million, relevant interest and costs of legal proceedings. As of the date hereof, this lawsuit is still pending. The court ruled that Beijing Blue I.T. should pay overdue fees of approximately RMB15.4 million, the interests accrued thereon and costs of legal proceedings. We appealed such court judgment to higher court, but our appeal has been dismissed. Such technology company has applied to the competent court for compulsory execution of the court judgement. The company has made full provision for bad debts.

In August 2020, Xin Run filed a lawsuit against three citizens in the Beijing Tongzhou District People’s Court, requesting such citizens to return the service fees of approximately RMB77.2 million, and to pay relevant interest and costs of legal proceedings. As of the date hereof, this lawsuit is still ongoing, and management is of the view that these proceedings are at a preliminary stage, therefore it is impossible at this stage to properly evaluate the outcome. However, relevant receivables recorded under prepaid expense and other current assets has been fully impaired in 2021.

In September 2021, a telecommunication company filed an arbitration against Beijing Blue I.T. in the Beijing Arbitration Commission, requesting Beijing Blue I.T. to pay overdue service fees and liquidated damage in a total amount of approximately RMB11.31 million, relevant interest and costs of legal proceedings. In March 2022, the Beijing Arbitration Commission awarded that Beijing Blue I.T. should pay overdue service fees of approximately RMB5.79 million and the relevant liquidated damages and costs of legal proceedings.